Market Risk Management and Financial Instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Market Risk Management and Financial Instruments
Contract assets			€ 715,962
Credit risk
Market Risk Management and Financial Instruments
Trade accounts receivables	€ 26,337	$ 25,940
Contract assets	€ 25,940,000
Contract assets as a percentage	100.00%
Credit risk | Customer one
Market Risk Management and Financial Instruments
Trade receivable as a percentage	16.00%
Contract assets as a percentage		20.00%
Credit risk | Customer two
Market Risk Management and Financial Instruments
Trade receivable as a percentage	12.00%
Contract assets as a percentage	15.00%
Interest rate risk
Market Risk Management and Financial Instruments
Hypothetical increase or decrease of one percentage point	1.00%
Basis point interest rate	1.00
Interest rate risk | Customer two
Market Risk Management and Financial Instruments
Contract assets as a percentage		17.00%